UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

            Investment Company Act file number        811-22026

                    The Gabelli ESG Fund, Inc. (formerly, The Gabelli SRI Fund, Inc.)

(Exact name of registrant as specified in charter)

One Corporate Center

                         Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

                         Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code:  1-800-422-3554

Date of fiscal year end:  March 31

Date of reporting period:  September 30, 2018

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

Gabelli ESG Fund, Inc.

Semiannual Report — September 30, 2018

(Y)our Portfolio Management Team

Christopher C. Desmarais	Christopher J. Marangi	Kevin V. Dreyer

To Our Shareholders,

For the six months ended September 30, 2018, the net asset value (NAV) per Class AAA Share of the Gabelli ESG Fund increased 2.2% compared with an increases of 11.4% and 11.3% for the Standard & Poor’s (S&P) 500 Index and the Russell 3000 Index, respectively. Other classes of shares are available. See page 2 for performance information for all classes of shares.

Enclosed are the financial statements, including the schedule of investments, as of September 30, 2018.

Comparative Results

Average Annual Returns through September 30, 2018 (a)(b) (Unaudited)
	Six Months	1 Year	3 Year	5 Year	10 Year	Since Inception (6/01/07)
Class AAA (SRIGX)	2.21%	1.21%	8.17%	6.78%	9.27%	5.92%
S&P 500 Index	11.41	17.91	17.31	13.95	11.97	8.09
Russell 3000 Index	11.29	17.58	17.07	13.46	12.01	8.11
Class A (SRIAX)	2.28	1.21	8.17	6.78	9.27	5.93
With sales charge (c)	(3.60)	(4.61)	6.06	5.52	8.63	5.38
Class C (SRICX)	1.83	0.44	7.34	5.98	8.45	5.13
With contingent deferred sales charge (d)	0.83	(0.56)	7.34	5.98	8.45	5.13
Class I (SRIDX)	2.36	1.51	8.44	7.06	9.54	6.19

In the current prospectuses dated July 30, 2018 as amended August 7, 2018, the gross expense ratios for Class AAA, A, C, and I are 1.75%, 1.75%, 2.50% and 1.50% respectively, and the net expense ratios for these share classes after contractual reimbursements by Gabelli Funds, LLC, (the Adviser) are 1.27%, 1.27%, 2.02% and 1.02% respectively. See page 8 for the expense ratios for the six months ended September 30, 2018. Class AAA and I Shares do not have a sales charge. The maximum sales charge for Class A Shares and Class C Shares is 5.75% and 1.00%, respectively.

(a)

Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Returns would have been lower had Gabelli Funds, LLC, the Adviser, not reimbursed certain expenses of the Fund. The Fund imposes a 2% redemption fee on shares sold or exchanged within seven days of purchase. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectuses contain information about these and other matters and should be read carefully before investing. To obtain a prospectus, please visit our website at www.gabelli.com. The S&P 500 Index is a market capitalization weighted index of 500 large capitalization stocks commonly used to represent the U.S. equity market. The Russell 3000 Index is an unmanaged indicator that measures the performance of the 3,000 largest U.S. traded stocks, in which the underlying companies are incorporated in the U.S. Dividends are considered reinvested. You cannot invest directly in an index.

(b)	The Fund’s fiscal year ends March 31.
(c)	Performance results include the effect of the maximum 5.75% sales charge at the beginning of the period.
(d)	Assuming payment of the 1% maximum contingent deferred sales charge imposed on redemptions made within one year of purchase.

Gabelli ESG Fund, Inc.
Disclosure of Fund Expenses (Unaudited)
For the Six Month Period from April 1, 2018 through September 30, 2018	Expense Table

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of a fund. When a fund’s expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund’s costs in two ways:

Actual Fund Return: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return during the past six months, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid during this period.

Hypothetical 5% Return: This section provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case – because the hypothetical return used is not the Fund’s actual return – the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 04/01/18	Ending Account Value 09/30/18	Annualized Expense Ratio	Expenses Paid During Period*
Gabelli ESG Fund, Inc.
Actual Fund Return
Class AAA	$1,000.00	$1,022.10	1.25%	$ 6.34
Class A	$1,000.00	$1,022.80	1.25%	$ 6.34
Class C	$1,000.00	$1,018.30	2.00%	$10.12
Class I	$1,000.00	$1,023.60	1.00%	$ 5.07
Hypothetical 5% Return
Class AAA	$1,000.00	$1,018.80	1.25%	$ 6.33
Class A	$1,000.00	$1,018.80	1.25%	$ 6.33
Class C	$1,000.00	$1,015.04	2.00%	$10.10
Class I	$1,000.00	$1,020.05	1.00%	$ 5.06
*

Expenses are equal to the Fund’s annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (183 days), then divided by 365.

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of net assets as of September 30, 2018:

Gabelli ESG Fund, Inc.

Food	21.0%
Financial Services	7.6%
Consumer Products	7.1%
Machinery	7.0%
Beverage	6.1%
Automotive: Parts and Accessories	5.6%
Equipment and Supplies	5.6%
Cable and Satellite	5.2%
Broadcasting	4.9%
Building and Construction	4.7%
Computer Software and Services	4.2%
Business Services	3.7%

Health Care	3.4%
Environmental Services	2.9%
Specialty Chemicals	2.8%
Telecommunications	2.4%
Energy and Utilities	1.9%
Entertainment	1.7%
Retail	1.1%
U.S. Government Obligations	0.9%
Other Assets and Liabilities (Net)	0.2%

100.0%

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the SEC) for the first and third quarters of each fiscal year on Form N-Q. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

Gabelli ESG Fund, Inc.

Schedule of Investments — September 30, 2018 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS — 98.9%
	Automotive: Parts and Accessories — 5.6%
14,000	Genuine Parts Co.	$1,152,806	$1,391,600
2,000	O’Reilly Automotive Inc.†	249,110	694,640
22,000	Tenneco Inc., Cl. A	642,682	927,080

		2,044,598	3,013,320

	Beverage — 6.1%
30,000	Danone SA	2,121,705	2,323,259
5,000	PepsiCo Inc.	413,200	559,000
9,000	Suntory Beverage & Food Ltd.	286,851	381,007

		2,821,756	3,263,266

	Broadcasting — 4.9%
12,000	Liberty Broadband Corp., Cl. C†	671,594	1,011,600
20,000	Liberty Media Corp.- Liberty Braves, Cl. C†	313,436	545,000
25,000	Liberty Media Corp.- Liberty SiriusXM, Cl. C†	632,480	1,086,250

		1,617,510	2,642,850

	Building and Construction — 4.7%
5,000	Fortune Brands Home & Security Inc.	77,612	261,800
13,000	Herc Holdings Inc.†	495,526	665,600
45,000	Johnson Controls International plc	1,395,294	1,575,000

		1,968,432	2,502,400

	Business Services — 3.7%
25,000	Macquarie Infrastructure Corp.	1,125,960	1,153,250
13,000	ServiceMaster Global Holdings Inc.†	571,716	806,390

		1,697,676	1,959,640

	Cable and Satellite — 5.2%
33,000	Comcast Corp., Cl. A	650,622	1,168,530
10,000	EchoStar Corp., Cl. A†	460,605	463,700
40,000	Liberty Global plc, Cl. C†	1,129,210	1,126,400

		2,240,437	2,758,630

	Computer Software and Services — 4.2%
25,000	eBay Inc.†	528,132	825,500
70,000	Hewlett Packard Enterprise Co.	966,041	1,141,700
20,000	Internap Corp.†	354,875	252,600

		1,849,048	2,219,800

	Consumer Products — 7.1%
25,000	Edgewell Personal Care Co.†	2,070,399	1,155,750
15,000	Energizer Holdings Inc.	445,810	879,750
29,000	Sony Corp., ADR	677,382	1,758,850

		3,193,591	3,794,350

	Energy and Utilities — 1.9%
6,000	NextEra Energy Inc.	944,630	1,005,600

Shares		Cost	Market Value
	Entertainment — 1.7%
11,000	Viacom Inc., Cl. B	$330,455	$371,360
20,000	Vivendi SA	447,992	514,809

		778,447	886,169

	Environmental Services — 2.9%
20,000	Evoqua Water Technologies Corp.†	369,014	355,600
15,000	Waste Connections Inc.	455,421	1,196,550

		824,435	1,552,150

	Equipment and Supplies — 5.6%
15,000	Flowserve Corp.	860,523	820,350
45,000	Mueller Water Products Inc., Cl. A	171,032	517,950
20,000	Watts Water Technologies Inc., Cl. A.	705,335	1,660,000

		1,736,890	2,998,300

	Financial Services — 7.6%
14,000	American Express Co.	1,244,608	1,490,860
8,000	Kinnevik AB, Cl. B	266,966	242,231
20,000	PayPal Holdings Inc.†	657,611	1,756,800
11,000	The Bank of New York Mellon Corp.	597,326	560,890

		2,766,511	4,050,781

	Food — 21.0%
70,000	Conagra Brands Inc.	1,725,872	2,377,900
25,000	Lamb Weston Holdings Inc.	525,256	1,665,000
20,000	Maple Leaf Foods Inc.	370,077	480,935
55,000	Mondelēz International Inc., Cl. A	1,669,800	2,362,800
15,000	Nestlé SA	854,222	1,250,560
12,000	Post Holdings Inc.†	493,827	1,176,480
15,000	The Kraft Heinz Co.	874,602	826,650
20,000	Unilever plc, ADR	636,413	1,099,400

		7,150,069	11,239,725

	Health Care — 3.4%
8,000	Henry Schein Inc.†	603,828	680,240
10,000	Patterson Cos. Inc.	228,278	244,500
10,000	Zoetis Inc.	504,534	915,600

		1,336,640	1,840,340

	Machinery — 7.0%
80,000	CNH Industrial NV	794,730	960,800
35,000	Xylem Inc.	850,032	2,795,450

		1,644,762	3,756,250

	Retail — 1.1%
20,000	United Natural Foods Inc.†	789,839	599,000

	Specialty Chemicals — 2.8%
15,000	H.B. Fuller Co.	594,440	775,050
5,000	International Flavors & Fragrances Inc.	584,262	695,600

		1,178,702	1,470,650

See accompanying notes to financial statements.

Gabelli ESG Fund, Inc.

Schedule of Investments (Continued) — September 30, 2018 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Telecommunications — 2.4%
15,000	Loral Space & Communications Inc.†	$690,801	$681,000
29,000	Vodafone Group plc, ADR	896,228	629,300

		1,587,029	1,310,300

	TOTAL COMMON STOCKS	38,171,002	52,863,521

Principal Amount		Cost	Market Value
	U.S. GOVERNMENT OBLIGATIONS — 0.9%
$470,000	U.S. Treasury Bill, 2.012%††, 11/08/18	$469,007	$468,976

	TOTAL INVESTMENTS — 99.8%	$38,640,009	53,332,497

	Other Assets and Liabilities (Net) — 0.2%		107,570

	NET ASSETS — 100.0%		$53,440,067

†	Non-income producing security.
††	Represents annualized yield at date of purchase.
ADR	American Depositary Receipt

See accompanying notes to financial statements.

Gabelli ESG Fund, Inc.

Statement of Assets and Liabilities

September 30, 2018 (Unaudited)

Assets:
Investments, at value (cost $38,640,009)	$53,332,497
Foreign currency, at value (cost $1,694)	1,711
Receivable for investments sold	161,818
Receivable for Fund shares sold	2,180
Receivable from Adviser	25,713
Dividends receivable	142,211
Prepaid expenses	37,524

Total Assets	53,703,654

Liabilities:
Payable to custodian	5,023
Payable for investments purchased	139,631
Payable for investment advisory fees	44,679
Payable for distribution fees	12,335
Payable for accounting fees	3,750
Payable for payroll expenses	708
Payable for shareholder communications expenses	25,437
Payable for legal and audit fees	18,430
Other accrued expenses	13,594

Total Liabilities	263,587

Net Assets (applicable to 3,424,134 shares outstanding)	$53,440,067

Net Assets Consist of:
Paid-in capital	$34,885,279
Total distributable earnings(a)	18,554,788

Net Assets.	$53,440,067

Shares of Capital Stock, each at $0.001 par value; 500,000,000 shares authorized:
Class AAA:
Net Asset Value, offering, and redemption price per share ($12,275,253 ÷ 782,118 shares outstanding)	$15.69
Class A:
Net Asset Value and redemption price per share ($12,665,896 ÷ 807,771 shares outstanding)	$15.68
Maximum offering price per share (NAV ÷ 0.9425, based on maximum sales charge of 5.75% of the offering price)	$16.64
Class C:
Net Asset Value and offering price per share ($8,473,467 ÷ 585,862 shares outstanding)	$14.46	(b)
Class I:
Net Asset Value, offering, and redemption price per share ($20,025,451 ÷ 1,248,383 shares outstanding)	$16.04

(a)	Effective September 30, 2018, the Fund has adopted disclosure requirements conforming to SEC Rule 6-04.17 of Regulation S-X and discloses total distributable earnings. See Note 2 for further details.
(b)	Redemption price varies based on the length of time held.

Statement of Operations

For the Six Months Ended September 30, 2018 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $13,666)	$552,809
Interest	5,480

Total Investment Income	558,289

Expenses:
Investment advisory fees	276,959
Distribution fees - Class AAA.	16,271
Distribution fees - Class A	17,569
Distribution fees - Class C	43,955
Distribution fees - Class T*	1
Registration expenses	36,735
Legal and audit fees	24,600
Shareholder communications expenses	23,408
Accounting fees	22,500
Shareholder services fees	16,611
Directors’ fees	12,534
Custodian fees	2,125
Payroll expenses	1,328
Miscellaneous expenses	10,355

Total Expenses	504,951

Less:
Expenses reimbursed by Adviser (See Note 3)	(149,514)
Expenses paid indirectly by broker (See Note 6)	(681)

Total credits and reimbursements	(150,195)

Net Expenses	354,756

Net Investment Income.	203,533

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency:
Net realized gain on investments	1,438,323
Net realized loss on foreign currency transactions .	(2,294)

Net realized gain on investments and foreign currency transactions.	1,436,029

Net change in unrealized appreciation/depreciation:
on investments	(426,851)
on foreign currency translations	(3,663)

Net change in unrealized appreciation/ depreciation on investments and foreign currency translations	(430,514)

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency	1,005,515

Net Increase in Net Assets Resulting from Operations	$1,209,048

*	Class T Shares were liquidated on September 21, 2018.

See accompanying notes to financial statements.

Gabelli ESG Fund, Inc.

Statement of Changes in Net Assets

	Six Months Ended
	September 30, 2018	Year Ended
	(Unaudited)	March 31, 2018
Operations:
Net investment income/(loss)	$203,533	$(78,178)
Net realized gain on investments and foreign currency transactions	1,436,029	3,840,520
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	(430,514)	(958,606)

Net Increase in Net Assets Resulting from Operations	1,209,048	2,803,736

Distributions to Shareholders:
Net investment income and net realized gain
Class AAA	—	(769,836)
Class A	—	(911,347)
Class C	—	(507,555)
Class I	—	(1,245,241)
Class T*	—	(53)

Distributions to Shareholders	—	(3,434,032)**

Capital Share Transactions:
Class AAA	(1,673,474)	(1,622,637)
Class A	(3,918,226)	(1,083,603)
Class C	(858,721)	(1,479,796)
Class I	405,881	(8,574,647)
Class T*	(1,051)	1,053

Net Decrease in Net Assets from Capital Share Transactions	(6,045,591)	(12,759,630)

Redemption Fees	13	12

Net Decrease in Net Assets	(4,836,530)	(13,389,914)
Net Assets:
Beginning of year	58,276,597	71,666,511

End of period	$53,440,067	$58,276,597

*	Class T Shares were liquidated on September 21, 2018.
**

For the year ended March 31, 2018, the distributions to the shareholders from net investment income were $32,990 (Class AAA), $38,428 (Class A), $110,547 (Class I), and $3 (Class T). The distributions to the shareholders from net realized gain were $736,846 (Class AAA), $872,919 (Class A), $507,555 (Class C), $1,134,694 (Class I), and $50 (Class T*).

See accompanying notes to financial statements.

Gabelli ESG Fund, Inc.

Financial Highlights

Selected data for a share of capital stock outstanding throughout each period:

		Income (Loss) from Investment Operations				Distributions						Ratios to Average Net Assets/Supplemental Data
Year Ended March 31	Net Asset Value, Beginning of Year	Net Investment Income (Loss)(a)		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments	Total Distributions	Redemption Fees(a)(b)	Net Asset Value, End of Period	Total Return†	Net Assets End of Period (in 000’s)	Net Investment Income (Loss)		Expenses Net of Waivers/ Reimburse- ments		Expenses Before Waivers/Reim- bursements		Portfolio Turnover Rate
Class AAA
2019(c)	$15.35	$0.06		$0.28	$0.34	—	—	—	$0.00	$15.69	2.21%	$12,275	0.77	%(d)	1.25	%(d)	1.79	%(d)(e)	5%
2018	15.57	(0.02)		0.64	0.62	$(0.04)	$(0.80)	$(0.84)	0.00	15.35	3.85	13,665	(0.10)		1.25		1.73	(e)	8
2017	14.29	0.04		1.81	1.85	—	(0.57)	(0.57)	0.00	15.57	13.14	15,409	0.27		1.39		1.67	(e)	18
2016	14.85	(0.04)		(0.22)	(0.26)	—	(0.30)	(0.30)	0.00	14.29	(1.79)	17,532	(0.29)		1.68		1.68	(e)	14
2015	13.49	(0.03)		1.39	1.36	—	—	—	—	14.85	10.08	20,886	(0.22)		1.64		1.64		28
2014	12.02	(0.01)		1.48	1.47	—	—	—	0.00	13.49	12.23	22,988	(0.05)		1.93	(f)	1.93	(f)	47
Class A
2019(c)	$15.33	$0.06		$0.29	$0.35	—	—	—	$0.00	$15.68	2.28%	$12,666	0.76	%(d)	1.25	%(d)	1.79	%(d)(e)	5%
2018	15.55	(0.02)		0.64	0.62	$(0.04)	$(0.80)	$(0.84)	0.00	15.33	3.85	16,280	(0.10)		1.25		1.73	(e)	8
2017	14.28	0.04		1.80	1.84	—	(0.57)	(0.57)	0.00	15.55	13.08	17,569	0.26		1.39		1.67	(e)	18
2016	14.84	(0.04)		(0.22)	(0.26)	—	(0.30)	(0.30)	0.00	14.28	(1.79)	20,002	(0.29)		1.68		1.68	(e)	14
2015	13.48	(0.03)		1.39	1.36	—	—	—	—	14.84	10.09	21,190	(0.19)		1.64		1.64		28
2014	12.01	(0.00	)(b)	1.47	1.47	—	—	—	0.00	13.48	12.24	26,119	(0.02)		1.93	(f)	1.93	(f)	47
Class C
2019(c)	$14.20	—		$0.26	$0.26	—	—	—	$0.00	$14.46	1.83%	$8,474	0.02	%(d)	2.00	%(d)	2.54	%(d)(e)	5%
2018	14.53	$(0.13)		0.60	0.47	—	$(0.80)	$(0.80)	0.00	14.20	3.11	9,176	(0.85)		2.00		2.48	(e)	8
2017	13.47	(0.07)		1.70	1.63	—	(0.57)	(0.57)	0.00	14.53	12.29	10,815	(0.49)		2.14		2.42	(e)	18
2016	14.13	(0.14)		(0.22)	(0.36)	—	(0.30)	(0.30)	0.00	13.47	(2.60)	10,320	(1.05)		2.43		2.43	(e)	14
2015	12.92	(0.13)		1.34	1.21	—	—	—	—	14.13	9.37	10,919	(0.98)		2.39		2.39		28
2014	11.61	(0.10)		1.41	1.31	—	—	—	0.00	12.92	11.28	10,229	(0.80)		2.68	(f)	2.68	(f)	47
Class I
2019(c)	$15.67	$0.08		$0.29	$0.37	—	—	—	$0.00	$16.04	2.36%	$20,025	1.01	%(d)	1.00	%(d)	1.54	%(d)(e)	5%
2018	15.87	0.03		0.65	0.68	$(0.08)	$(0.80)	$(0.88)	0.00	15.67	4.17	19,155	0.18		1.00		1.48	(e)	8
2017	14.52	0.08		1.84	1.92	—	(0.57)	(0.57)	0.00	15.87	13.42	27,874	0.53		1.13		1.42	(e)	18
2016	15.06	(0.01)		(0.23)	(0.24)	—	(0.30)	(0.30)	0.00	14.52	(1.63)	20,582	(0.04)		1.43		1.43	(e)	14
2015	13.64	(0.01)		1.43	1.42	—	—	—	—	15.06	10.41	23,034	(0.09)		1.39		1.39		28
2014	12.13	0.03		1.48	1.51	—	—	—	0.00	13.64	12.45	10,710	0.21		1.68	(f)	1.68	(f)	47

†

Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the year and sold at the end of the year including reinvestment of distributions and does not reflect applicable sales charges. Total return for a period of less than one year is not annualized.

(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	Amount represents less than $0.005 per share.
(c)	For the six months ended September 30, 2018, unaudited.
(d)	Annualized.
(e)

The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For the six months ended September 30, 2018 and years ended March 31, 2018, 2017 and 2016, there was no impact on the expense ratios.

(f)

Under an expense deferral agreement with the Adviser, the Adviser recovered from the Fund $130,192 for the year ended March 31, 2014, representing previously reimbursed expenses from the Adviser. Had such payments not been made, the expense ratios for the year ended March 31, 2014 would have been 1.74% (Class AAA and Class A), 2.49% (Class C), and 1.49% (Class I).

See accompanying notes to financial statements.

Gabelli ESG Fund, Inc.

Notes to Financial Statements (Unaudited)

1. Organization. Gabelli ESG Fund, Inc. (formerly Gabelli SRI Fund, Inc.) was incorporated on March 1, 2007 in Maryland. The Fund changed its name to Gabelli ESG Fund, Inc. on May 17, 2016, with a corresponding change in the name of each of its Classes of Shares. The Fund is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act). The Fund commenced investment operations on June 1, 2007. The Fund’s primary objective is to seek capital appreciation. The Fund seeks to achieve its objective by investing substantially all, and in any case no less than 80%, of its assets in common stocks and preferred stocks of companies that meet the Fund’s guidelines for social responsibility at the time of investment.

2. Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (GAAP) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

New Accounting Pronouncements. The SEC recently adopted changes to Regulation S-X to simplify the reporting of information by registered investment companies in financial statements. The amendments require presentation of the total, rather than the components, of distributable earnings on the Statement of Assets and Liabilities and also require presentation of the total, rather than the components, of distributions to shareholders, except for tax return of capital distributions, if any, on the Statement of Changes in Net Assets. The amendments also removed the requirement for parenthetical disclosure of undistributed net investment income on the Statement of Changes in Net Assets. These Regulation S-X amendments are reflected in the Fund’s financial statements for the year ended September 30, 2018. As a result of adopting these amendments, the distributions to shareholders in the September 30, 2017 Statement of Changes in Net Assets presented herein have been reclassified to conform to the current year presentation.

To improve the effectiveness of fair value disclosure requirements, the Financial Accounting Standards Board recently issued Accounting Standard Update (ASU) 2018-13, Fair Value Measurement Disclosure Framework

– Changes to the Disclosure Requirements for Fair Value Measurement (ASU 2018-13), which adds, removes, and modifies certain aspects relating to fair value disclosure. ASU 2018-13 is effective for interim and annual reporting periods beginning after December 15, 2019; early adoption of the additions relating to ASU 2018-13 is not required, even if early adoption is elected for the amendments under ASU 2018-13. Management has early adopted the amendments set forth in ASU 2018-13 in these financial statements and has not early adopted the additions set forth in ASU 2018-13.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the Board) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national

Gabelli ESG Fund, Inc.

Notes to Financial Statements (Unaudited) (Continued)

securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the Adviser).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded. OTC futures and options on futures for which market quotations are readily available will be valued by quotations received from a pricing service or, if no quotations are available from a pricing service, by quotations obtained from one or more dealers in the instrument in question by the Adviser.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

Gabelli ESG Fund, Inc.

Notes to Financial Statements (Unaudited) (Continued)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of September 30, 2018 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Total Market Value at 9/30/18
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks (a)	$52,863,521	—	$52,863,521
U.S. Government Obligations	—	$468,976	468,976
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$52,863,521	$468,976	$53,332,497

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

There were no Level 3 investments at September 30, 2018 or March 31, 2018.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider include recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include backtesting the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Investments in other Investment Companies. The Fund may invest, from time to time, in shares of other investment companies (or entities that would be considered investment companies but are excluded from the definition pursuant to certain exceptions under the 1940 Act) (the Acquired Funds) in accordance with the 1940 Act and related rules. Shareholders in the Fund would bear the pro rata portion of the periodic expenses of

Gabelli ESG Fund, Inc.

Notes to Financial Statements (Unaudited) (Continued)

the Acquired Funds in addition to the Fund’s expenses. During the six months ended September 30, 2018, the Fund’s pro rata portion of the periodic expenses charged by the Acquired Funds was approximately one basis point.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund may invest up to 15% of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. At September 30, 2018, the Fund did not hold restricted securities.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on an accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Gabelli ESG Fund, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Determination of Net Asset Value and Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.

The tax character of distributions paid during the fiscal year ended March 31, 2018 was as follows:

Year Ended March 31, 2018
Distributions paid from:
Ordinary income	$181,917
Net long term capital gains	3,252,115

Total distributions paid	$3,434,032

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

The following summarizes the tax cost of investments and the related net unrealized appreciation at September 30, 2018:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Investments	$38,644,287	$16,954,651	$(2,266,441)	$14,688,210

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. During the six months ended September 30, 2018, the Fund did not incur any income tax, interest,

Gabelli ESG Fund, Inc.

Notes to Financial Statements (Unaudited) (Continued)

or penalties. As of September 30, 2018, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. The Fund’s federal and state tax returns for the prior three fiscal years remain open, subject to examination. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the Advisory Agreement) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Directors of the Fund who are affiliated persons of the Adviser.

The Adviser has contractually agreed to waive its investment advisory fee and/or to reimburse expenses of the Fund to the extent necessary to maintain the total annual Fund operating expenses after fee waiver and expense reimbursement (excluding brokerage costs, acquired fund fees and expenses, interest, taxes, and extraordinary expenses) at no more than an annual rate of 1.25%, 1.25%, 2.00%, and 1.00% for Class AAA, Class A, Class C, and Class I, respectively. Under this same arrangement, the Fund has also agreed, during the two year period following the year of any such waiver or reimbursement by the Adviser, to repay such amount, but only to the extent the Fund’s adjusted total annual Fund operating expenses would not exceed the foregoing rates for these respective share classes, after giving effect to the repayments. This arrangement is in effect until July 31, 2019 and may be terminated only by the Board of Directors of the Fund before such time. At September 30, 2018, the cumulative amount which the Fund may repay the Adviser is $666,523.

For the year ended March 31, 2017, expiring March 31, 2019	$201,070
For the year ended March 31, 2018, expiring March 31, 2020	315,939
For the six months ended September 30, 2018, expiring March 31, 2021	149,514

Total	$666,523

The Fund pays each Director who is not considered an affiliated person an annual retainer of $3,000 plus $500 for each Board meeting attended. Each Director is reimbursed by the Fund for any out of pocket expenses incurred in attending meetings. All Board committee members receive $500 per meeting attended and the Chairman of each committee and the Lead Director each receives an annual fee of $1,000. A Director may receive a single meeting fee, allocated among the participating funds, for participation in certain meetings held on behalf of multiple funds. Directors who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.

4. Distribution Plan. The Fund’s Board has adopted a distribution plan (the Plan) for each class of shares, except for Class I Shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Class AAA, Class A, and Class C Share Plans, payments are authorized to G.distributors, LLC (the Distributor), an affiliate of the Adviser, at annual rates of 0.25%, 0.25%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

5. Portfolio Securities. Purchases and sales of securities during the six months ended September 30, 2018, other than short term securities and U.S. Government obligations, aggregated $2,703,317 and $8,221,458, respectively.

Gabelli ESG Fund, Inc.

Notes to Financial Statements (Unaudited) (Continued)

6. Transactions with Affiliates and Other Arrangements. During the six months ended September 30, 2018, the Fund paid $1,055 in brokerage commissions on security trades to G.research, LLC, an affiliate of the Adviser. Additionally, the Distributor retained a total of $1,087 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

During the six months ended September 30, 2018, the Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. The amount of such expenses paid through this directed brokerage arrangement during this period was $681.

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement. During the six months ended September 30, 2018, the Fund accrued $22,500 in connection with the cost of computing the Fund’s NAV.

7. Capital Stock. The Fund offers four classes of shares – Class AAA Shares, Class A Shares, Class C Shares, and Class I Shares. Class AAA Shares and Class I Shares are offered without a sales charge. Class A Shares are subject to a maximum front-end sales charge of 5.75%, and Class C Shares are subject to a 1.00% contingent deferred sales charge for one year after purchase. Class T Shares were liquidated on September 21, 2018.

The Fund imposes a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund as an increase in paid-in capital. The redemption fees retained by the Fund during the six months ended September 30, 2018 and the fiscal year ended March 31, 2018, if any, can be found in the Statement of Changes in Net Assets under Redemption Fees.

Gabelli ESG Fund, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Transactions in shares of capital stock were as follows:

	Six Months Ended September 30, 2018 (Unaudited)		Year Ended March 31, 2017
	Shares	Amount	Shares	Amount
Class AAA
Shares sold	9,939	$152,529	68,864	$1,095,562
Shares issued upon reinvestment of distributions	—	—	47,822	748,417
Shares redeemed	(118,156)	(1,826,003)	(216,222)	(3,466,616)

Net decrease	(108,217)	$(1,673,474)	(99,536)	$(1,622,637)

Class A
Shares sold	30,464	$471,936	351,683	$5,571,477
Shares issued upon reinvestment of distributions	—	—	56,544	883,776
Shares redeemed	(284,359)	(4,390,162)	(476,230)	(7,538,856)

Net decrease	(253,895)	$(3,918,226)	(68,003)	$(1,083,603)

Class C
Shares sold	3,900	$55,436	94,687	$1,400,334
Shares issued upon reinvestment of distributions	—	—	31,935	463,383
Shares redeemed	(64,392)	(914,157)	(224,519)	(3,343,513)

Net decrease	(60,492)	$(858,721)	(97,897)	$(1,479,796)

Class I
Shares sold	202,225	$3,187,406	471,344	$7,624,504
Shares issued upon reinvestment of distributions	—	—	71,691	1,144,180
Shares redeemed	(176,496)	(2,781,525)	(1,076,285)	(17,343,331)

Net increase/(decrease)	25,729	$405,881	(533,250)	$(8,574,647)

Class T *
Shares sold	—	—	62	$1,000
Shares issued upon reinvestment of distributions	—	—	3	53
Shares redeemed	(65)	$(1,051)	—	—

Net increase (decrease)	(65)	$(1,051)	65	$1,053

* Class T Shares were liquidated on September 21, 2018.

8. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

9. Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

Gabelli ESG Fund, Inc.

Board Consideration and Re-Approval of Investment Advisory Agreement (Unaudited)

In determining whether to approve the continuance of the Investment Advisory Agreement (the “Advisory Agreement”), the Board, including a majority of the Directors who have no direct or indirect interest in the Advisory Agreement and are not “interested persons” of the Fund, as defined in the 1940 Act (the “Independent Board Members”), considered the following information at a meeting on May 15, 2018:

1) The nature, extent, and quality of services provided by the Adviser.

The Board Members reviewed in detail the nature and extent of the services provided by the Adviser under the Advisory Agreement and the quality of those services over the past year. The Board Members noted that these services included managing the investment program of the Fund, including the purchase and sale of portfolio securities, as well as the provision of general corporate services. The Board Members considered that the Adviser also provided, at its expense, office facilities for use by the Fund and supervisory personnel responsible for supervising the performance of administrative, accounting, and related services for the Fund, including monitoring to assure compliance with stated investment policies and restrictions under the 1940 Act and related securities regulation. The Board Members noted that, in addition to managing the investment program for the Fund, the Adviser provided certain non-advisory and compliance services, including services for the Fund’s Rule 38a-1 compliance program.

The Board Members also considered that the Adviser paid for all compensation of officers and Board Members of the Fund that are affiliated with the Adviser and that the Adviser further provided services to shareholders of the Fund who had invested through various programs offered by third party financial intermediaries. The Board Members evaluated these factors based on its direct experience with the Adviser and in consultation with Fund Counsel. The Board Members noted that the Adviser had engaged, at its expense, BNY (Bank of New York) to assist it in performing certain of its administrative functions. The Board Members concluded that the nature and extent of the services provided was reasonable and appropriate in relation to the advisory fee, that the level of services provided by the Adviser, either directly or through BNY, had not diminished over the past year, and that the quality of service continued to be high.

The Board Members reviewed the personnel responsible for providing services to the Fund and concluded, based on their experience and interaction with the Adviser, that (i) the Adviser was able to retain quality personnel, (ii) the Adviser and its agents exhibited a high level of diligence and attention to detail in carrying out their advisory and administrative responsibilities under the Advisory Agreement, (iii) the Adviser was responsive to requests of the Board, (iv) the scope and depth of the Adviser’s resources were adequate, and (v) the Adviser had kept the Board apprised of developments relating to the Fund and the industry in general. The Board Members also focused on the Adviser’s reputation and long standing relationship with the Fund. The Board Members also believed that the Adviser had devoted substantial resources and made substantial commitments to address new regulatory compliance requirements applicable to the Fund.

2) The performance of the Funds and the Adviser.

The Board Members reviewed the investment performance of the Fund, on an absolute basis, as compared with its peer group of other SEC registered funds, and against the Fund’s broad based securities market benchmark as reflected in the Fund’s prospectus and annual report. The Board Members considered the Fund’s one, three, and five year average annual total return for the periods ended March 31, 2018. The Board Members noted that generally it placed greater emphasis on the Fund’s longer term performance; however, it noted the shift in investment strategy away from “green” investing will make the long term performance less relevant than the short term performance. The peer group considered by the Board Members was developed by the Adviser and

Gabelli ESG Fund, Inc.

Board Consideration and Re-Approval of Investment Advisory Agreement (Unaudited) (Continued)

was comprised of other social criteria funds. The Board also reviewed the performance of the Broadridge peer group in the Meeting Materials. Fund Counsel instructed the Board that they should consider both peer groups. The Board Members considered these comparisons helpful in their assessment as to whether the Adviser was obtaining for the Fund’s shareholders the total return performance that was available in the marketplace, given the Fund’s objectives, strategies, limitations, and restrictions. In reviewing the performance of the Fund against the Performance Peer group, the Board Members noted that the Fund’s performance was below the median for the one, three, five, and ten year periods. In reviewing the performance of the Fund against the Broadridge peer group, the Board Members noted that the Fund’s performance was below the median for the one, three, and five year periods. The Board Members concluded that the Fund’s performance was reasonable in comparison with that of the Performance Peer Group and the Broadridge peer group, respectively.

In connection with its assessment of the performance of the Adviser, the Board Members considered the Adviser’s financial condition and whether it had the resources necessary to continue to carry out its functions under the Advisory Agreement. The Board Members concluded that the Adviser had the financial resources necessary to continue to perform its obligations under the Advisory Agreement and to continue to provide the high quality services that it has provided to the Fund to date.

3) The cost of the advisory services and the profits to the Adviser and its affiliates from the relationship with the Fund.

In connection with the Board Members’ consideration of the cost of the advisory services and the profits to the Adviser and its affiliates from the relationship with the Fund, the Board Members considered a number of factors. First, the Board Members compared the level of the advisory fee for the Fund against the comparative Broadridge expense peer group (“Expense Peer Group”). The Board Members also considered comparative non-advisory fee expenses and comparative total fund expenses of the Fund and the Expense Peer Group. The Board Members considered this information as useful in assessing whether the Adviser was providing services at a cost that was competitive with other similar funds. In assessing this information, the Board Members considered both the comparative contract rates as well as the level of advisory fees after waivers and/or reimbursements. The Board Members noted that the Fund’s advisory fee and expense ratio were higher than average when compared with those of the Expense Peer Group.

The Board Members also reviewed the fees charged by the Adviser to provide similar advisory services to other registered investment companies or accounts with similar investment objectives, noting that the fees charged by the Adviser were the same as or lower than the fees charged to the Fund.

The Board Members also considered an analysis prepared by the Adviser of the estimated profitability to the Adviser of its relationship with the Fund and reviewed with the Adviser its cost allocation methodology in connection with its profitability. In this regard, the Board Members reviewed Pro-forma Income Statements of the Adviser for the year ended December 31, 2017. The Board Members considered one analysis for the Adviser as a whole, and a second analysis for the Adviser with respect to the Fund. With respect to the Fund analysis, the Board Members received an analysis based on the Fund’s average net assets during the period as well as a pro-forma analysis of profitability at higher and lower asset levels. The Board Members concluded that the profitability of the Fund to the Adviser under either analysis was not excessive.

4) The extent to which economies of scale will be realized as the Fund grows and whether fee levels reflect those economies of scale.

With respect to the Board Members’ consideration of economies of scale, the Board Members discussed whether economies of scale would be realized by the Fund at higher asset levels. The Board Members also reviewed

Gabelli ESG Fund, Inc.

Board Consideration and Re-Approval of Investment Advisory Agreement (Unaudited) (Continued)

data from the Expense Peer Group to assess whether the Expense Peer Group funds had advisory fee breakpoints and, if so, at what asset levels. The Board Members also assessed whether certain of the Adviser’s costs would increase if asset levels rise. The Board Members noted the Fund’s current size and concluded that under foreseeable conditions, they were unable to assess at this time whether economies of scale would be realized by the Fund if it were to experience significant asset growth. In the event there were to be significant asset growth in the Fund, the Board Members determined to reassess whether the advisory fee appropriately took into account any economies of scale that had been realized as a result of that growth.

In addition to the above factors, the Board Members also discussed other benefits received by the Adviser from its management of the Fund. The Board Members considered that the Adviser does use soft dollars in connection with its management of the Fund.

Based on a consideration of all these factors in their totality, the Board Members, including all of the Independent Board Members, determined that the Fund’s advisory fee was fair and reasonable with respect to the quality of services provided and in light of the other factors described above that the Board deemed relevant. Accordingly, the Board Members determined to approve the continuation of the Fund’s Advisory Agreement. The Board Members based their decision on evaluations of all these factors as a whole and did not consider any one factor as all important or controlling.

Gabelli/GAMCO Funds and Your Personal Privacy

Who are we?

The Gabelli/GAMCO Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC and GAMCO Asset Management Inc., which are affiliated with GAMCO Investors, Inc. that is a publicly held company with subsidiaries and affiliates that provide investment advisory services for a variety of clients.

What kind of non-public information do we collect about you if you become a fund shareholder?

If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

● Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.

● Information about your transactions with us, any transactions with our affiliates, and transactions with the entities we hire to provide services to you. This would include information about the shares that you buy or redeem. If we hire someone else to provide services — like a transfer agent — we will also have information about the transactions that you conduct through them.

What information do we disclose and to whom do we disclose it?

We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www.sec.gov.

What do we do to protect your personal information?

We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.

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GABELLI ESG FUND, INC.

One Corporate Center

Rye, NY 10580-1422

Portfolio Management Team Biographies

Christopher C. Desmarais joined GAMCO Investors, Inc. in 1993. Currently he is a Managing Director of GAMCO Asset Management, Inc., a portfolio manager of Gabelli Funds, LLC, as well as the Director of Socially Responsive Investments. He is a co-portfolio manager of the Fund, and his responsibilities also include marketing and client service of GAMCO’s Value, Growth, and International capabilities for institutional, endowment, and family office clients as well as direct oversight of all of the Firm’s ESG equity products. He is a graduate of Fairfield University with a BA in Economics.

Christopher J. Marangi joined Gabelli in 2003 as a research analyst. Currently he is a Managing Director and Co-Chief Investment Officer for GAMCO Investors, Inc.’s Value team. In addition, he serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Gabelli/GAMCO Fund Complex. Mr. Marangi graduated magna cum laude and Phi Beta Kappa with a BA in Political Economy from Williams College and holds an MBA degree with honors from Columbia Business School.

Kevin V. Dreyer joined Gabelli in 2005 as a research analyst covering companies within the consumer sector. Currently he is a Managing Director and Co-Chief Investment Officer for GAMCO Investors, Inc.’s Value team. In addition, he serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Gabelli/GAMCO Fund Complex. Mr. Dreyer received a BSE from the University of Pennsylvania and an MBA degree from Columbia Business School.

We have separated the portfolio managers’ commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio managers’ commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

GABELLI ESG FUND, INC.

One Corporate Center

Rye, New York 10580-1422

t    800-GABELLI    (800-422-3554)

f    914-921-5118

e   info@gabelli.com

GABELLI.COM

Net Asset Value per share available daily

by calling 800-GABELLI after 7:00 P.M.

BOARD OF DIRECTORS

Mario J. Gabelli, CFA

Chairman and Chief

Executive Officer,

GAMCO Investors, Inc.

Executive Chairman,

Associated Capital Group, Inc.

Clarence A. Davis

Former Chief

Executive Officer,

Nestor, Inc.

Vincent D. Enright

Former Senior Vice

President and

Chief Financial Officer,

KeySpan Corp.

William F. Heitmann

Former Senior Vice

President of Finance,

Verizon Communications, Inc.

Anthonie C. van Ekris

Chairman,

BALMAC International, Inc.

OFFICERS

Bruce N. Alpert

President

John C. Ball

Treasurer

Agnes Mullady

Vice President

Andrea R. Mango

Secretary

Richard J. Walz

Chief Compliance Officer

DISTRIBUTOR

G.distributors, LLC

CUSTODIAN

The Bank of New York Mellon

TRANSFER AGENT AND

DIVIDEND DISBURSING AGENT

DST Asset Manager

Solutions, Inc.

LEGAL COUNSEL

Paul Hastings LLP

This report is submitted for the general information of the shareholders of Gabelli ESG Fund, Inc. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB1794Q318SR

Item 2. Code of Ethics.

Not applicable

Item 3. Audit Committee Financial Expert.

Not applicable

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

  Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    The Gabelli ESG Fund, Inc. (formerly, The Gabelli SRI Fund, Inc.)

By (Signature and Title)*  /s/ Bruce N. Alpert

                                                Bruce N. Alpert, Principal Executive Officer

Date    11/27/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Bruce N. Alpert

                                                Bruce N. Alpert, Principal Executive Officer

Date    11/27/2018

By (Signature and Title)*  /s/ John C. Ball

                                                John C. Ball, Principal Financial Officer and Treasurer

Date    11/27/2018

* Print the name and title of each signing officer under his or her signature.